Convertible Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount	$ (383,483)	$ (349,297)
Total	666,596	677,698
GHS Note Payable One
Convertible Notes Payable	$ 871,079
Convertible notes of term in years minimum	3 months 18 days
Convertible notes of term in years maximum	7 months 6 days
Convertible notes interest rate minimum	10.00%
Convertible notes interest rate maximum	10.00%
Conversion rate minimum	0.50%
Conversion rate maximum	0.50%
GHS Note Payable Two
Convertible Notes Payable		182,545
Convertible notes of term in years minimum
Convertible notes interest rate minimum	8.00%
Convertible notes interest rate maximum	8.00%
Conversion rate minimum	0.30%
Conversion rate maximum	0.30%
LSW Note Payable
Convertible Notes Payable	$ 179,000
Convertible notes interest rate minimum	6.00%
Convertible notes interest rate maximum	6.00%
Conversion rate minimum	0.80%
Conversion rate maximum	0.80%
Other Note Payable One
Convertible notes interest rate minimum	6.00%
Convertible notes interest rate maximum	8.00%
Conversion rate minimum	2.00%
Conversion rate maximum	2.40%
Other Note Payable Two
Convertible Notes Payable		$ 844,450
Convertible notes interest rate minimum	8.00%
Convertible notes interest rate maximum	8.00%
Conversion rate minimum	0.30%
Conversion rate maximum	0.30%